GEOGRAPHICAL INFORMATION	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
GEOGRAPHICAL INFORMATION

4. Geographical Information

The following represents revenue attributed to geographic regions based on customer location:

	For the Three Months Ended June 30,
	2023	2022
Europe, Middle East and Africa (“EMEA”)	$6,757	$4,137
Americas	2,989	1,798
Asia Pacific (“APAC”)	3,428	1,935
Total revenue	$13,174	$7,870

Long-lived assets shown below include property and equipment, net. The following represents long-lived assets where they are physically located:

	As of June 30, 2023	As of March 31, 2023
EMEA	$297	$320
Americas	336	390
APAC	113	116
Total property and equipment, net	$746	$826

4. Geographical Information

The following represents revenue attributed to geographic regions based on customer location:

	Years Ended March 31,
	2023	2022
		As Restated
Europe, Middle East and Africa (“EMEA”)	$32,635	$27,150
Americas	14,283	11,516
Asia Pacific (“APAC”)	8,080	10,372
Total revenue	$54,998	$49,038

Long-lived assets shown below include property and equipment, net. The following represents long-lived assets where they are physically located:

	As of March 31,
	2023	2022
EMEA	$320	$217
Americas	390	569
APAC	116	123
Total property and equipment, net	$826	$909